INFORMATION INCLUDED IN CONSOLIDATED EARNINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefit expense
Wages, salaries and other short-term benefits	$ 277,910	$ 242,113	$ 227,043
Termination benefits (Note 16)	74	4,110	2,274
Share-based compensation expense (Note 18)	21,655	22,879	501
Pension, post-retirement and other long-term employee benefit plans (Note 20):
Defined benefit plans	1,944	2,057	2,139
Defined contributions plans	8,245	6,824	7,142
Employee benefits expense	309,828	277,983	239,099
Finance costs (income) - Interest
Interest on borrowings and lease liabilities	23,804	28,684	32,472
Amortization and write-off of debt issue costs on borrowings	5,149	1,210	1,194
Interest capitalized to property, plant and equipment	(1,277)	(458)	(1,976)
Interest expense	27,676	29,436	31,690
Finance costs (income) - Other expense (income), net
Early redemption premium and other costs (Note 14)	14,412	0	0
(Gain) loss on foreign exchange	(48)	38	(790)
Valuation adjustment made to non-controlling interest put options (Note 24)	12,007	2,470	3,339
Change in fair value of contingent consideration liability (Note 24)	0	(11,005)	0
Other costs, net	2,837	2,259	765
Other finance costs expense (income), net	29,208	(6,238)	3,314
Additional information
Depreciation of property, plant and equipment (Note 9)	51,871	50,237	51,030
Amortization of intangible assets (Note 12)	13,676	13,603	10,385
Impairment of assets, net (Note 13)	6,044	2,359	4,549
Interest reimbursements	$ 1,200	$ 0	$ 0